Investment properties, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment properties, net [Line Items]
Investment properties, net	₩ 474,820	₩ 418,303	₩ 353,175
Acquisition cost
Investment properties, net [Line Items]
Investment properties, net	579,852	508,784
Accumulated depreciation
Investment properties, net [Line Items]
Investment properties, net	₩ (105,032)	₩ (90,481)